Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE INSTITUTIONAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001174490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CISGX

TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Sands Capital Institutional Growth Fund seeks long-term capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees (USD $)		TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Wire Redemption Fee	[1]	none
[1]	A fee may be imposed for wire transfers of redemption proceeds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Management Fees		0.78%
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.80%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.80%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Expense Example, With Redemption, 1 Year	82
Expense Example, With Redemption, 3 Years	255
Expense Example, With Redemption, 5 Years	444
Expense Example, With Redemption, 10 Years	990

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies with above-average potential for revenue and earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. For purposes of this Fund, large capitalization companies are defined as companies with a market capitalization found within the Russell 1000 Index (between  $1.3 billion and
 $283 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The market capitalization range and composition of the
Russell 1000 Index are subject to change. The Fund will typically own between 25 and 30 stocks and is non-diversified.

The Fund's sub-advisor, Sands Capital Management, LLC ("Sands Capital"), seeks companies with: sustainable above-average earnings growth; significant competitive advantages; a leadership position or proprietary niche; a clear sense of purpose and mission in an understandable business and financial strength; and that is rationally valued relative to comparable companies, the market, and the business prospects for that particular company. Sands Capital has a three-pronged sell discipline. Sands Capital typically sells a company for one of the following reasons: deterioration in fundamentals; slowing growth/maturing business; or opportunity cost.

THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Because it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or long periods of time. The Fund's investment approach is intended to provide long-term capital appreciation, which has the potential for price volatility associated with owning equity securities.
Historically, the equity markets have moved in cycles, and the value of the
Fund's securities may change drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is subject to the risk that its primary market segment, investments in larger, growing companies, may underperform other market segments or the equity markets as a whole. Moreover, the sub-advisor's approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Fund to underperform funds that also seek long-term capital appreciation but use different approaches to select stocks.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends.

The Fund specifies in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for the Fund at the time of purchase later falls outside the range, which is most likely to happen because of market fluctuation, the Fund may continue to hold the security if, in the sub-advisor's judgment, the security remains otherwise consistent with the Fund's investment goal and strategies. However, this change could limit the Fund's flexibility in making new investments.

The performance of large capitalization companies may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities. The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, these stocks may be more volatile than those of larger companies.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a limited number of issuers than other mutual funds. As a non-diversified fund, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

The Fund should only be purchased by investors seeking long-term capital appreciation. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal and you could lose money on your investment in the
Fund. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (before taxes) and by showing how the Fund's average annual total returns for 1Year, 5 Years and Since Inception (before and after taxes) compare with the Russell 1000 Growth Index. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

SANDS CAPITAL INSTITUTIONAL GROWTH FUND TOTAL RETURN AS OF DECEMBER 31

Best Quarter:   2nd Quarter 2009    +21.85%
Worst Quarter:  4th Quarter 2008    -30.53%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND	SANDS CAPITAL INSTITUTIONAL GROWTH FUND Return Before Taxes	26.26%	4.47%	6.67%	Jan 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND After Taxes on Distributions	SANDS CAPITAL INSTITUTIONAL GROWTH FUND Return After Taxes on Distributions	26.26%	4.34%	6.55%	Jan 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND After Taxes on Distributions and Sales	SANDS CAPITAL INSTITUTIONAL GROWTH FUND Return After Taxes on Distributions an Sale of Fund Shares	17.07%	3.79%	5.74%	Jan 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	16.71%	3.75%	4.67%	Jan 21, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Sands Capital Institutional Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation will remain in effect until at least April 29, 2012
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies with above-average potential for revenue and earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. For purposes of this Fund, large capitalization companies are defined as companies with a market capitalization found within the Russell 1000 Index (between  $1.3 billion and
 $283 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The market capitalization range and composition of the
Russell 1000 Index are subject to change. The Fund will typically own between 25 and 30 stocks and is non-diversified.

The Fund's sub-advisor, Sands Capital Management, LLC ("Sands Capital"), seeks companies with: sustainable above-average earnings growth; significant competitive advantages; a leadership position or proprietary niche; a clear sense of purpose and mission in an understandable business and financial strength; and that is rationally valued relative to comparable companies, the market, and the business prospects for that particular company. Sands Capital has a three-pronged sell discipline. Sands Capital typically sells a company for one of the following reasons: deterioration in fundamentals; slowing growth/maturing business; or opportunity cost.

Risk, Heading	rr_RiskHeading	THE KEY RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Because it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or long periods of time. The Fund's investment approach is intended to provide long-term capital appreciation, which has the potential for price volatility associated with owning equity securities.
Historically, the equity markets have moved in cycles, and the value of the
Fund's securities may change drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is subject to the risk that its primary market segment, investments in larger, growing companies, may underperform other market segments or the equity markets as a whole. Moreover, the sub-advisor's approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Fund to underperform funds that also seek long-term capital appreciation but use different approaches to select stocks.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends.

The Fund specifies in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for the Fund at the time of purchase later falls outside the range, which is most likely to happen because of market fluctuation, the Fund may continue to hold the security if, in the sub-advisor's judgment, the security remains otherwise consistent with the Fund's investment goal and strategies. However, this change could limit the Fund's flexibility in making new investments.

The performance of large capitalization companies may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities. The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, these stocks may be more volatile than those of larger companies.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a limited number of issuers than other mutual funds. As a non-diversified fund, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

The Fund should only be purchased by investors seeking long-term capital appreciation. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal and you could lose money on your investment in the
Fund. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a limited number of issuers than other mutual funds. As a non-diversified fund, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (before taxes) and by showing how the Fund's average annual total returns for 1Year, 5 Years and Since Inception (before and after taxes) compare with the Russell 1000 Growth Index. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (before taxes) and by showing how the Fund's average annual total returns for 1Year, 5 Years and Since Inception (before and after taxes) compare with the Russell 1000 Growth Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	SANDS CAPITAL INSTITUTIONAL GROWTH FUND TOTAL RETURN AS OF DECEMBER 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   2nd Quarter 2009    +21.85%
Worst Quarter:  4th Quarter 2008    -30.53%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.53%)
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Wire Redemption Fee	rr_RedemptionFee	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.78%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2006	rr_AnnualReturn2006	(5.85%)
Annual Return 2007	rr_AnnualReturn2007	18.74%
Annual Return 2008	rr_AnnualReturn2008	(48.45%)
Annual Return 2009	rr_AnnualReturn2009	71.08%
Annual Return 2010	rr_AnnualReturn2010	26.26%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SANDS CAPITAL INSTITUTIONAL GROWTH FUND Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SANDS CAPITAL INSTITUTIONAL GROWTH FUND Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SANDS CAPITAL INSTITUTIONAL GROWTH FUND Return After Taxes on Distributions an Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 21, 2005

[1]	A fee may be imposed for wire transfers of redemption proceeds.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.80%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.